Fair values (Tables)	12 Months Ended
Dec. 31, 2016
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	541	—	541
Debt securities—U.S. government obligations	220	—	—	220
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	95	—	95
Derivative assets—current in “Other current assets”	—	278	—	278
Derivative assets—non-current in “Other non-current assets”	—	126	—	126

Total	220	1,042	—	1,262

Liabilities

Derivative liabilities—current in “Other current liabilities”	—	304	—	304
Derivative liabilities—non-current in “Other non-current liabilities”	—	101	—	101

Total	—	405	—	405

	December 31, 2015
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Cash and equivalents”:
Debt securities—Corporate	—	11	—	11
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	667	—	667
Debt securities—U.S. government obligations	121	—	—	121
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	508	—	508
Derivative assets—current in “Other current assets”	1	296	—	297
Derivative assets—non-current in “Other non-current assets”	—	186	—	186

Total	122	1,670	—	1,792

Liabilities

Derivative liabilities—current in “Other current liabilities”	3	315	—	318
Derivative liabilities—non-current in “Other non-current liabilities”	—	134	—	134

Total	3	449	—	452

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2016
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,704	1,704	—	—	1,704
Time deposits	1,940	—	1,940	—	1,940
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	824	—	824	—	824
Receivables under reverse repurchase agreements	268	—	268	—	268
Other short-term investments	3	3	—	—	3
Other non-current assets:
Loans granted	30	—	31	—	31
Held-to-maturity securities	80	—	86	—	86
Restricted cash and cash deposits	91	59	42	—	101
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	980	856	124	—	980
Long-term debt (excluding capital lease obligations)	5,709	5,208	784	—	5,992
Non-current deposit liabilities in “Other non-current liabilities”	106	—	124	—	124

	December 31, 2015
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,837	1,837	—	—	1,837
Time deposits	2,717	—	2,717	—	2,717
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	104	—	104	—	104
Receivables under reverse repurchase agreements	224	—	224	—	224
Other short-term investments	7	7	—	—	7
Other non-current assets:
Loans granted	29	—	30	—	30
Held-to-maturity securities	99	—	110	—	110
Restricted cash and cash deposits	176	55	138	—	193
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	1,427	614	817	—	1,431
Long-term debt (excluding capital lease obligations)	5,889	5,307	751	—	6,058
Non-current deposit liabilities in “Other non-current liabilities”	215	—	244	—	244